U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM 24F-2

                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

1.    Name and Address of Issuer:

      Maxim Series Fund, Inc.
      8515 East Orchard Road
      Englewood, CO 80111
2.Name of each series or class of funds for which this notice is filed:

      (1) Money Market Portfolio; (2) Bond Portfolio; (3) Stock Index Portfolio; (4) U.S. Government Securities
      Portfolio; (5) Zero-Coupon 1995 Treasury Portfolio; (6) Total Return Portfolio; (7) Small-Cap Index Portfolio;
      (8) International Equity Portfolio; (9) Mid-Cap
      Portfolio; (10) Maxim T. Rowe Price Equity/Income Portfolio; (11) Maxim INVESCO Small-Cap Growth Portfolio;
      (12) Maxim INVESCO ADR Portfolio; (13) Small-Cap Value Portfolio; (14) Corporate Bond Portfolio; (15) Investment Grade Corporate Bond Portfolio; (16) Value Index
      Portfolio; (17) Growth Index Portfolio; (18) Small-Cap Aggressive Growth Portfolio; (19) Foreign Equity
      Portfolio; (20) U.S. Governement Mortgage Securities Portfolio and (21) Short-Term Maturity Bond Portfolio
3.Investment
Company Act File Number:  811-3364

      Securities Act File Number:  2-75503
4.Last day of fiscal year for
which this notice is filed:

      December 31, 1995
5.Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

                N/A
7.Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior year, but which remained unsold at the beginning of the fiscal year:

                N/A
8.Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                N/A
9.Number and aggregate sale price of securities sold during the fiscal year:
           Number of securities sold: 597,062,872
           Aggregate price:  $ 538,944,285.00
10.Number and aggregate sale
price of securities sold during the fiscal
      year in reliance upon registration pursuant to rule 24f-2:
           Number of securities sold: 597,062,872
           Aggregate price:  $ 538,944,285.00
11.Number and aggregate sale
price of securities issued during the
      fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                N/A
12.Calculation of registration fee:
      (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
$  538,944,285.00
      (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
+            0.00
      (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
-            0.00
      (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
+            0.00
      (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):
 538,944,285.00
      (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):
X   1/2900
      (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:
     185,844.16


      Instruction: Issuer should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commissions Rules of Informal and Other Procedures (17 CFR 202.3a).

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                          SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ G.R. Derback
                               G.R. Derback, Treasurer
                               Maxim Series Fund, Inc.

Date   2/23/96

*Please print the name and title of the signing officer below the signature




   Beverly A. Byrne
   Assistant Counsel and
   Assistant Secretary
   (303) 689-3817 (tel.)
   (303) 689-3827 (fax.)


                              February 22, 1996



Securities and Exchange Commission
450 Fifth St., N.W.
Washington, D.C.  20549

Re:  Rule 24f-2 Notice for Retirement Plan Series Account
     File No. 811-

Gentlemen:

     This letter is furnished as the requisite opinion of counsel described in paragraph (b)(1)(v) of Rule
24f-2.

     I am providing this opinion of counsel in my capacity of Assistant Counsel and Assistant Secretary of Great-West Life and Annuity Insurance Company, and act in such capacity in legal matters concerning
its separate account, Retirement Plan Series Account. In so acting, I have made such examination of the law, records and documents as in my judgment are necessary or appropriate to enable me to render the opinion expressed below.

     I am of the opinion with respect to the aforesaid securities, which are the securities the registration of which is made definitive in number by the Rule 24f-2 Notice that this opinion accompanies, that the securities were legally issued, fully paid and non-assessable.

                                        Sincerely,

                                        /s/ Beverly A. Byrne

                                        Beverly A. Byrne
                                        Assistant Counsel and
                                        Assistant Secretary

BAB/jem